STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Other Share-based Compensation, Activity
The number of treasury shares issued to employees and non-employee directors under the Company’s stock-based compensation programs are summarized in the following table. See Note 22 for additional information on changes to the Company equity awards in connection with the Merger.

Treasury Shares Issued Under Stock-Based Compensation Programs
In thousands	2018	2017 [1]	2016
To employees and non-employee directors	N/A	14,195	14,494

1.	Reflects activity prior to the Merger.

Schedule of Common Stock and Treasury Stock Outstanding Roll Forward
The following table provides a reconciliation of TDCC Common Stock activity, prior to the Merger, for the years ended December 31, 2017 and 2016:

Shares of TDCC Common Stock	Issued	Held in Treasury
In thousands
Balance at Jan 1, 2016	1,242,795	125,853
Issued [1]	—	(14,494)
Repurchased	—	17,107
Preferred stock converted to common stock	—	(96,804)
Balance at Dec 31, 2016	1,242,795	31,662
Issued [1]	—	(14,195)
Converted to DowDuPont shares or canceled on Aug 31, 2017 [2]	(1,242,795)	(17,467)
Balance at Aug 31, 2017	—	—

1.	Shares issued to employees and non-employee directors under the Company's equity compensation plans.

2.	Each share of TDCC Common Stock issued and outstanding immediately prior to the Merger was converted into one share of DowDuPont Common Stock; treasury shares were canceled as a result of the Merger.

Comprehensive Income (Loss)
The following table summarizes the changes and after-tax balances of each component of AOCL for the years ended December 31, 2018, 2017 and 2016:

Accumulated Other Comprehensive Loss	Unrealized Gains (Losses) on Investments	Cumulative Translation Adj	Pension and Other Postretire Benefits	Derivative Instruments	Total Accum Other Comp Loss
In millions
2016
Balance at Jan 1, 2016	$47	$(1,737)	$(6,769)	$(208)	$(8,667)
Other comprehensive income (loss) before reclassifications	32	(644)	(1,354)	84	(1,882)
Amounts reclassified from accumulated other comprehensive income (loss)	(36)	—	734	29	727
Net other comprehensive income (loss)	$(4)	$(644)	$(620)	$113	$(1,155)
Balance at Dec 31, 2016	$43	$(2,381)	$(7,389)	$(95)	$(9,822)
2017
Other comprehensive income (loss) before reclassifications	25	908	(23)	1	911
Amounts reclassified from accumulated other comprehensive income (loss)	(71)	(8)	414	(15)	320
Net other comprehensive income (loss)	$(46)	$900	$391	$(14)	$1,231
Balance at Dec 31, 2017	$(3)	$(1,481)	$(6,998)	$(109)	$(8,591)
2018
Balance at Jan 1, 2018 [1]	$17	$(1,481)	$(6,998)	$(109)	$(8,571)
Other comprehensive income (loss) before reclassifications	(74)	(221)	(495)	4	(786)
Amounts reclassified from accumulated other comprehensive income (loss)	7	(4)	455	71	529
Net other comprehensive income (loss)	$(67)	$(225)	$(40)	$75	$(257)
Reclassification of stranded tax effects [2]	$(1)	$(107)	$(927)	$(22)	$(1,057)
Balance at Dec 31, 2018	$(51)	$(1,813)	$(7,965)	$(56)	$(9,885)

1.	The beginning balance of "Unrealized gains (losses) on investments" was increased by $20 million to reflect the impact of adoption of ASU 2016-01. See Note 2 for additional information.

2.	Amounts reclassified to retained earnings as a result of the adoption of ASU 2018-02. See Note 2 for additional information.

The tax effects on the net activity related to each component of other comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 were as follows:

Tax Benefit (Expense) [1]	2018	2017	2016
In millions
Unrealized gains (losses) on investments	$17	$26	$(2)
Cumulative translation adjustments	(6)	(98)	(171)
Pension and other postretirement benefit plans	(9)	(213)	438
Derivative instruments	(20)	(3)	(32)
Tax benefit (expense) from income taxes related to other comprehensive income (loss) items	$(18)	$(288)	$233

1.	Prior year amounts have been updated to conform with the current year presentation.

Reclassification out of Accumulated Other Comprehensive Income
A summary of the reclassifications out of AOCL for the years ended December 31, 2018, 2017 and 2016 is provided as follows:

Reclassifications Out of Accumulated Other Comprehensive Loss In millions	2018	2017	2016	Consolidated Statements of Income Classification

Unrealized (gains) losses on investments	$9	$(110)	$(56)	See (1) below
Tax (benefit) expense	(2)	39	20	See (2) below
After tax	$7	$(71)	$(36)
Cumulative translation adjustments	$(4)	$(8)	$—	See (3) below
Pension and other postretirement benefit plans	$594	$607	$913	See (4) below
Tax benefit	(139)	(193)	(179)	See (2) below
After tax	$455	$414	$734
Derivative instruments	$89	$(13)	$34	See (5) below
Tax benefit	(18)	(2)	(5)	See (2) below
After tax	$71	$(15)	$29
Total reclassifications for the period, after tax	$529	$320	$727

1.	"Net sales" and "Sundry income (expense) - net."

2.	"Provision (credit) for income taxes on continuing operations."

3.	"Sundry income (expense) - net."

4.
These AOCL components are included in the computation of net periodic benefit cost of the Company's defined benefit pension and other postretirement benefit plans. See Note 21 for additional information. In the year ended December 31, 2016, $360 million was included in “Sundry income (expense) - net” (zero impact to "Provision (credit) for income taxes on continuing operations") related to the Dow Silicones ownership restructure. See Note 6 for additional information.

5.	"Cost of sales," "Sundry income (expense) - net" and "Interest expense and amortization of debt discount."